Unaudited Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner [Member]	Common Unitholders [Member]	Treasury Units [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 10,466	$ 519,497	$ (4,499)	$ 0	$ 525,464
Partnership’s net income	789	44,778	0	0	45,567
Dividends declared / paid (distributions of $0.15 per common unit) (Note 9)	(105)	(5,956)	0	0	(6,061)
Equity compensation expense (Note 10)	0	1,162	0	0	1,162
Repurchase of common units (Note 9)	0	0	(2,935)	0	(2,935)
Other comprehensive income (Note 8)					0
Ending balance, value at Jun. 30, 2022	11,150	559,481	(7,434)	0	563,197
Beginning balance, value at Dec. 31, 2022	12,414	634,605	(3,827)	(4,766)	638,426
Partnership’s net income	297	17,143	0	0	17,440
Dividends declared / paid (distributions of $0.15 per common unit) (Note 9)	(104)	(6,047)	0	0	(6,151)
Equity compensation expense (Note 10)	0	1,864	0	0	1,864
Repurchase of common units (Note 9)	0	0	(3,846)	0	(3,846)
Other comprehensive income (Note 8)	0	0	0	1,650	1,650
Ending balance, value at Jun. 30, 2023	$ 12,607	$ 647,565	$ (7,673)	$ (3,116)	$ 649,383